Notes Payable - Related Party (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 24, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Feb. 26, 2014
Notes Payable (Textual)
Short-term debt- related party						$ 150,000
Debt Instrument Interest Rate						18.00%
Advances received from related party		(76,000)	443,000
Advances repaid to related party		(155,000)	(233,000)
Maturity Date	Dec. 31, 2013		Feb. 26, 2015		Dec. 22, 2012
Convertible Notes Payable [Member]
Notes Payable (Textual)
Related party transactions amounts due		$ 90,000	$ 90,000